Leases (Schedule of Rent Expense and Sublease Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Rent expense	$ 1,246,143	$ 1,136,610	$ 1,074,437
Sublease income	688,020	$ 662,358	$ 573,494
Future minimum sublease income under noncancelable operating subleases	$ 700,000